INCOME TAX - Tax returns expiry (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Tax contingent liability
Disclosure of income tax [Line Items]
Tax uncertainty liability	$ 111,591	$ 107,166